Note 17 - Fair Value Measurements - Reconciliation and Income Statement Classification of Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance at beginning of year	$ 1,270	$ 1,247	$ 1,181
Capitalized servicing rights – new loan sales	164	183	273
Disposals (amortization based on loan payments and payoffs)	(147)	(129)	(195)
Change in fair value	26	(31)	(12)
Balance at end of year	1,313	1,270	1,247
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	1,270	1,247	1,181
Capitalized servicing rights – new loan sales	164	183	273
Disposals (amortization based on loan payments and payoffs)	(147)	(129)	(195)
Change in fair value	26	(31)	(12)
Balance at end of year	1,313	1,270	1,247
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Balance at beginning of year		2,238	2,389
Principal payments received		(2,238)	(151)
Balance at end of year			$ 2,238